Fair Value Measurements - Schedule Of Fair Value Of Assets And Liabilities On Recurring Basis (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in debt securities	¥ 830,966	¥ 0
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exchange traded fund products		700,623
Wealth management products	1,111,873	483,807
Investments in debt securities	830,966
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exchange traded fund products		0
Wealth management products	0	0
Investments in debt securities	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exchange traded fund products		700,623
Wealth management products	1,111,873	483,807
Investments in debt securities	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exchange traded fund products		0
Wealth management products	0	¥ 0
Investments in debt securities	¥ 830,966